Consolidated Statements of Operations - Credit losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Credit losses on loans and receivables and guarantees, net of recoveries	$ 13,398	$ 34,985	$ 23,923
Credit losses on corporate guarantees	3,134
Credit losses from write off of royalty income receivables		3,875	1,425
Former consolidated entity
Disclosure of financial assets [line items]
Credit losses on loans and receivables and guarantees, net of recoveries	6,087	$ 9,957	$ 8,585
Credit losses relating to the consideration on sale of subsidiary	$ 3,200